Acquisitions (Details) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 07, 2019	Mar. 18, 2019	Mar. 31, 2019	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2021	Mar. 01, 2019
Asset Acquisition [Line Items]
Period during which share transfer is restricted			18 months
Period during which the shares may be exchanged			60 days
In process research and development costs expensed					$ 0	$ 0	$ 75,301,000
As Restated [Member]
Asset Acquisition [Line Items]
Accrued Liabilities	$ 400,000
Sorrento [Member] | 2022 Promissory Note [Member]
Asset Acquisition [Line Items]
Debt Instrument, Face Amount				$ 5,000,000
Notes Payable, Related Parties				$ 4,100,000
Debt instrument, term				7 years
Debt Instrument, Interest Rate, Stated Percentage				2.66%
Senmur [Member]
Asset Acquisition [Line Items]
Asset acquisition total consideration transferred		$ 70,000,000
Payments to acquire productive assets		15,000,000
Asset acquistion consideration transferred equity interest issued and issuable		$ 55,000,000
Stock issued during period shares purchase of assets		47,039,315
Common stock shares subscribed but not issued	352,972	352,972
Asset acquisition price per share	$ 1.16	$ 1.16
Percentage of ownership interest		58.00%
Asset acquistion contingent consideration		$ 280,000,000		$ 0	$ 0	$ 0
Percentage of shares issued subject to restriction of transfer									100.00%
Period during which share transfer is restricted			18 months
Period during which the shares may be exchanged			60 days
Common stock value to be exchanged			$ 55,000,000
Number of days for determining the weighted volume averge price of shares			30 days
Price per share for determining the exchange of shares									$ 5.55
Payment made in surrendering the shares			$ 55,000,000
In process research and development costs expensed							$ 75,300,000
Proceeds from Divestiture of Businesses	$ 40,000,000
Senmur [Member] | As Restated [Member]
Asset Acquisition [Line Items]
Accrued Liabilities	$ 400,000
Senmur [Member] | Sorrento [Member]
Asset Acquisition [Line Items]
Payment made in surrendering the shares			$ 55,000,000
Percentage of shares outstanding						82.30%		99.97%
Senmur [Member] | Regulatory Based Milestone [Member]
Asset Acquisition [Line Items]
Asset acquistion contingent consideration		40,000,000
Senmur [Member] | Reveue Based Milestone [Member] | Tranche 1 [Member]
Asset Acquisition [Line Items]
Asset acquistion contingent consideration		20,000,000
Revenue to be earned by the acquiree value		100,000,000
Senmur [Member] | Reveue Based Milestone [Member] | Tranche 2 [Member]
Asset Acquisition [Line Items]
Asset acquistion contingent consideration		20,000,000
Revenue to be earned by the acquiree value		250,000,000
Senmur [Member] | Reveue Based Milestone [Member] | Tranche 3 [Member]
Asset Acquisition [Line Items]
Asset acquistion contingent consideration		50,000,000
Revenue to be earned by the acquiree value		500,000,000
Senmur [Member] | Reveue Based Milestone [Member] | Tranche 4 [Member]
Asset Acquisition [Line Items]
Asset acquistion contingent consideration		150,000,000
Revenue to be earned by the acquiree value		$ 750,000,000
Aardvark [Member]
Asset Acquisition [Line Items]
Asset acquistion contingent consideration				0
Aardvark [Member] | Reveue Based Milestone [Member]
Asset Acquisition [Line Items]
Asset acquistion contingent consideration				20,000,000
Aardvark [Member] | Approval Based Milestone [Member]
Asset Acquisition [Line Items]
Asset acquistion contingent consideration				3,000,000
Romeg License Agreement [Member]
Asset Acquisition [Line Items]
Asset acquistion contingent consideration				0
Upfront License Fee				2,000,000
Milestone payment				13,000,000
Royalty payments				7,100,000
Acquired Finite-Lived Intangible Asset, Residual Value				5,700,000
Deferred consideration				$ 3,700,000
Finite lived intangible asset, Useful life				15 years